SEGMENT REPORTING (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 521,331,846	$ 349,055,002	$ 321,703,932
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	393,595,606	285,978,231	297,154,293
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 127,736,240	$ 63,076,771	$ 24,549,639